Schedule of Investments (unaudited) July 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.1%
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$570	$630,221
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	1,090	1,209,137
Series D, Sub Lien, 6.00%, 10/01/42	2,875	3,288,799
Series D, Sub Lien, 7.00%, 10/01/51	1,545	1,801,609
Health Care Authority of the City of Huntsville, RB
Series B1, 4.00%, 06/01/45	315	372,881
Series B1, (AGM), 3.00%, 06/01/50	865	930,653
Opelika Utilities Board, Refunding RB, 4.00%, 06/01/41	960	1,109,232
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	900	914,211

		10,256,743

Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Series A, Class 1, 4.00%, 06/01/50	1,890	2,239,763

Arizona — 3.0%
Arizona Health Facilities Authority, Refunding RB, Series A, 5.00%, 02/01/42	2,200	2,250,160
Arizona Industrial Development Authority, RB 4.38%, 07/01/39(a)	575	641,574
Series A, 5.00%, 07/01/39(a)	480	513,312
Series A, (BAM), 4.00%, 06/01/44	425	486,289
Series A, 5.00%, 07/01/49(a)	550	581,235
Series A, 5.00%, 07/01/54(a)	425	447,606
Arizona Industrial Development Authority, Refunding RB(a)
Series A, 5.50%, 07/01/52	130	141,423
Series G, 5.00%, 07/01/47	435	504,335
City of Phoenix Civic Improvement Corp., ARB,
Series B, AMT, Junior Lien, 3.25%, 07/01/49	670	711,198
Glendale Industrial Development Authority, RB 5.00%, 05/15/41	65	75,256
5.00%, 05/15/56	575	652,671
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(a)	2,120	2,369,990
Industrial Development Authority of the County of Pima, RB(a)
5.00%, 07/01/34	400	436,496
5.00%, 06/15/47	840	858,262
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(a)	260	275,426
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(a)	215	259,473
5.00%, 07/01/54(a)	490	571,007
Series A, 4.13%, 09/01/38	775	912,508
Maricopa County Pollution Control Corp., Refunding RB, Series B, 3.60%, 04/01/40	1,400	1,561,518
Salt Verde Financial Corp., RB 5.00%, 12/01/32	3,500	4,671,380
5.00%, 12/01/37	6,845	9,767,130

		28,688,249

Arkansas — 1.1%
Arkansas Development Finance Authority, RB 5.00%, 12/01/47	385	486,609

Security	Par (000)	Value

Arkansas (continued)
Arkansas Development Finance Authority, RB (continued)
Series A, AMT, 4.50%, 09/01/49(a)	$4,925	$5,538,015
City of Benton Arkansas, RB, (AGM), 4.00%, 06/01/39	505	553,738
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, Subordinate, 4.00%, 10/01/40	840	938,473
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	1,835	1,996,865
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42	465	530,891

		10,044,591

California — 8.7%
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	1,545	2,502,514
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/33	1,320	1,438,840
Series A, 4.00%, 04/01/45	1,030	1,221,106
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	800	980,200
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	185	201,709
Series A, 5.25%, 08/15/49	460	497,297
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/42	285	345,942
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(a)	1,755	1,826,323
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	1,230	1,356,112
Series I, 5.50%, 11/01/30	2,500	2,791,750
Series I, 5.50%, 11/01/31	3,965	4,427,834
Series I, 5.00%, 11/01/38	955	1,052,916
California Statewide Communities Development Authority, Refunding RB
4.00%, 03/01/42	1,000	1,170,130
4.00%, 03/01/48	1,345	1,559,581
Carlsbad Unified School District, GO, Series B, 6.00%, 05/01/34	1,000	1,152,610
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, 5.00%, 05/15/31	245	330,375
Series A, AMT, 5.00%, 05/15/32	295	396,079
Series A, AMT, 5.00%, 05/15/33	290	387,370
Series A, AMT, 5.00%, 05/15/38	210	276,234
Series A, AMT, 5.00%, 05/15/39	225	295,654
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	2,335	2,413,479
Series A-2, 5.00%, 06/01/47	4,350	4,496,203
Hartnell Community College District, GO, CAB, Series D, 7.00%, 08/01/34(b)	1,650	2,154,603
Kern Community College District, GO, Series C, 5.50%, 11/01/23(c)	2,445	2,738,278
Montebello Unified School District, GO, CAB, (NPFGC), 0.00%, 08/01/22(d)	2,405	2,396,919
Norwalk-La Mirada Unified School District, Refunding GO, CAB, Series E, (AGC), 0.00%, 08/01/38(d)	8,000	5,280,240
Palomar Community College District, GO, CAB Series B, 0.00%, 08/01/30(d)	1,500	1,360,710

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Palomar Community College District, GO, CAB (continued)
Series B, Convertible, 6.20%, 08/01/39(b)	$2,605	$3,347,712
Redondo Beach Unified School District, GO, Series E, 5.50%, 08/01/21(c)	1,335	1,335,000
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(c)	5,005	5,461,806
Series J, 5.25%, 05/15/38	1,420	1,544,165
Riverside County Public Financing Authority, RB, 5.25%, 11/01/40	2,500	2,978,300
Riverside County Redevelopment Successor Agency, Refunding, TA, Series A, (BAM), 4.00%, 10/01/39	1,550	1,798,217
San Diego Community College District, GO, CAB, 6.00%, 08/01/33	2,800	3,670,296
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/47	1,405	1,697,971
San Diego Unified School District, GO, CAB(d)
Series A, 0.00%, 07/01/29	5,315	4,858,123
Series A, 0.00%, 07/01/29(e)	685	622,179
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,085	1,182,173
Series A, AMT, 5.25%, 05/01/33	850	920,924
Series A, AMT, 5.00%, 05/01/44	1,090	1,217,203
State of California, Refunding GO 5.00%, 02/01/38	3,000	3,212,550
3.00%, 12/01/46	1,395	1,529,213
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(c)	440	498,432
Washington Township Health Care District, GO, Series B, 5.50%, 08/01/40	920	1,054,743

		81,980,015

Colorado — 1.9%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	1,260	1,662,860
City & County of Denver Colorado Airport System Revenue, ARB
Series B, 5.25%, 11/15/32	3,250	3,619,688
Series A, AMT, 5.50%, 11/15/28	1,000	1,116,770
Series A, AMT, 5.50%, 11/15/30	340	379,297
Series A, AMT, 5.50%, 11/15/31	405	451,571
City & County of Denver Colorado, RB, CAB(d)
Series A-2, 0.00%, 08/01/37	1,490	906,307
Series A-2, 0.00%, 08/01/38	915	527,735
Colorado Educational & Cultural Facilities Authority, RB (ST HGR ED INTERCEPT PROG), 5.50%, 07/01/40	2,510	2,518,258
5.00%, 03/01/50(a)	360	401,054
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(a)	1,690	1,895,268
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 08/01/44	1,285	1,489,765
Series A, 3.25%, 08/01/49	1,415	1,520,630

Security	Par (000)	Value

Colorado (continued)
Denver International Business Center Metropolitan District No.1, GO, Series A, 4.00%, 12/01/48	$555	$575,152
State of Colorado, COP, Series O, 4.00%, 03/15/44	930	1,090,220

		18,154,575

Connecticut — 0.7%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series I-1, 5.00%, 07/01/42	590	705,174
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	240	292,260
Series A, 4.00%, 05/01/39	150	181,551
State of Connecticut, GO
Series A, 4.00%, 01/15/38	2,260	2,734,826
Series A, 5.00%, 04/15/38	985	1,235,072
State of Connecticut, Refunding GO, Series E, 5.00%, 09/15/37	970	1,230,745

		6,379,628

Delaware — 0.7%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	330	381,533
Series A, 5.00%, 07/01/48	900	1,024,623
Delaware State Health Facilities Authority, RB 5.00%, 06/01/43	820	1,022,942
5.00%, 06/01/48	1,395	1,724,499
Delaware Transportation Authority, RB, 5.00%, 06/01/55	1,790	2,066,036

		6,219,633

District of Columbia — 3.4%
District of Columbia, Refunding RB 5.00%, 04/01/35	315	384,801
5.00%, 10/01/48	1,695	2,069,002
District of Columbia, TA, 5.13%, 06/01/41	1,520	1,525,107
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/37	955	1,173,886
Series A, AMT, 4.00%, 10/01/38	955	1,171,011
Series A, AMT, 4.00%, 10/01/39	1,410	1,720,045
Series A, AMT, 4.00%, 10/01/40	1,150	1,400,033
Series A, AMT, 4.00%, 10/01/41	1,060	1,284,465
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	1,475	1,516,890
Series B, Subordinate, 4.00%, 10/01/49	1,255	1,444,254
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, CAB(d)
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34	10,170	8,058,810
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35	13,485	10,381,832

		32,130,136

Florida — 7.3%
Capital Projects Finance Authority, RB
Series A-1, 5.00%, 10/01/32	140	177,642
Series A-1, 5.00%, 10/01/33	155	196,022
Series A-1, 5.00%, 10/01/34	155	195,181
Series A-1, 5.00%, 10/01/35	50	62,748

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Capital Trust Agency, Inc., RB
Series A, 5.00%, 06/01/45(a)	$480	$515,981
Series A, 5.00%, 12/15/49	160	182,525
Series A, 5.00%, 12/15/54	140	159,382
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	2,760	3,439,843
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/21(c)	4,525	4,562,286
City of Pompano Beach Florida, Refunding RB, 4.00%, 09/01/50	420	463,239
City of Tampa Florida, RB, CAB(d)
Series A, 0.00%, 09/01/49	285	104,609
Series A, 0.00%, 09/01/53	300	91,929
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,755	1,992,802
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	2,845	3,286,117
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	1,070	1,228,841
County of Lee Florida Airport Revenue, Refunding RB, Series A, AMT, 5.38%, 10/01/32	1,500	1,502,595
County of Miami-Dade Florida Aviation Revenue, Refunding RB
Series A, 4.00%, 10/01/37	235	284,399
Series A, 4.00%, 10/01/38	235	284,059
Series A, 4.00%, 10/01/39	175	211,194
Series A, AMT, 5.00%, 10/01/22(c)	2,900	3,057,325
County of Miami-Dade Seaport Department, ARB
Series A, 5.38%, 10/01/33	1,015	1,125,148
Series A, 6.00%, 10/01/38	5,215	5,835,898
Series B, AMT, 6.00%, 10/01/31	4,135	4,624,253
Series B, AMT, 6.25%, 10/01/38	460	514,883
Series B, AMT, 6.00%, 10/01/42	615	686,795
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/41	275	151,756
Series A-2, 0.00%, 10/01/42	370	196,111
Series A-2, 0.00%, 10/01/43	335	170,448
Series A-2, 0.00%, 10/01/44	345	168,933
Series A-2, 0.00%, 10/01/45	285	134,378
Series A-2, 0.00%, 10/01/46	625	283,356
Series A-2, 0.00%, 10/01/47	605	263,750
Series A-2, 0.00%, 10/01/48	430	180,338
Series A-2, 0.00%, 10/01/49	355	143,274
County of Sarasota Florida Utility System Revenue, RB
Series A, 5.00%, 10/01/45	310	402,144
Series A, 5.00%, 10/01/50	465	597,576
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(a)	430	443,274
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	1,725	2,015,990
Esplanade Lake Club Community Development District, SAB, Series A-1, 4.13%, 11/01/50	615	652,945
Florida Development Finance Corp., RB(a)
Series A, 5.00%, 06/15/40	155	180,722
Series A, 5.00%, 06/15/50	520	595,566
Series A, 5.00%, 06/15/55	310	354,231
AMT, 5.00%, 05/01/29	270	290,361
Series A, AMT, 5.00%, 08/01/29(f)	105	108,586

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	$270	$300,318
Florida Housing Finance Corp., RB, S/F Housing, 1st Series, (FHLMC, FNMA, GNMA), 3.75%, 07/01/42	270	290,615
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/29	1,735	1,926,076
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	60	60,204
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	3,465	3,976,711
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(c)	3,620	3,661,775
Orange County Health Facilities Authority, Refunding RB, 5.00%, 08/01/41	1,305	1,440,394
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 11/15/42	210	260,415
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	1,185	1,404,355
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(c)	1,785	1,951,701
Southern Groves Community Development District No.5, Refunding SAB, 4.00%, 05/01/43	220	233,666
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(g)(h)	800	506,893
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(c)	3,995	4,028,158
Trout Creek Community Development District, SAB 4.00%, 05/01/40	635	676,440
4.00%, 05/01/51	1,055	1,101,420
Village Community Development District No.10, SAB, 5.13%, 05/01/43	2,360	2,442,883
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	1,265	1,598,454
Westside Community Development District, SAB, 4.00%, 05/01/50	815	876,141

		68,856,054

Georgia — 2.7%
Development Authority for Fulton County, RB, 4.00%, 06/15/49.	470	547,653
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	640	743,629
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/54	990	1,155,191
Georgia Housing & Finance Authority, RB, S/F Housing
Series A, 3.95%, 12/01/43	120	126,767
Series A, 4.00%, 12/01/48	170	178,900
Series B, 2.50%, 06/01/50	520	530,197
Griffin-Spalding County Hospital Authority, RB, 4.00%, 04/01/42	2,310	2,628,549
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	360	505,364
Series A, 5.00%, 05/15/36	1,860	2,644,325
Series A, 5.00%, 05/15/37	400	576,052
Series A, 5.00%, 05/15/38	1,265	1,847,861
Series A, 5.00%, 05/15/43	330	405,313
Series A, 5.00%, 05/15/49	4,575	7,230,284
Municipal Electric Authority of Georgia, RB 5.00%, 01/01/48	835	1,006,025

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, RB (continued) 4.00%, 01/01/49	$2,105	$2,388,582
5.00%, 01/01/56	350	426,769
4.00%, 01/01/59	1,335	1,521,553
Municipal Electric Authority of Georgia, Refunding RB,
Sub-Series A, 4.00%, 01/01/49	700	800,758

		25,263,772

Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	1,500	1,731,495
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	425	466,042
AMT, 5.25%, 08/01/26	460	504,284
State of Hawaii Department of Budget & Finance, Refunding RB, 5.25%, 11/15/37	400	422,224

		3,124,045

Idaho — 0.4%
Idaho Health Facilities Authority, RB 4.00%, 12/01/43	670	797,046
Series 2017, 5.00%, 12/01/46	540	666,025
Series A, 5.00%, 03/01/39	500	554,665
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	2,000	2,007,840

		4,025,576

Illinois — 11.5%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/36	985	1,277,210
Series A, 5.00%, 12/01/38	610	787,303
Series A, 5.00%, 12/01/40	730	937,050
Series A, 5.00%, 12/01/41	480	614,563
Series C, 5.25%, 12/01/35	2,655	2,996,592
Series D, 5.00%, 12/01/46	3,480	3,877,050
Series H, 5.00%, 12/01/36	585	712,717
Series H, 5.00%, 12/01/46	240	287,182
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,120	1,317,893
Series C, 5.00%, 12/01/27	500	621,535
Series C, 5.00%, 12/01/30	605	747,375
Series C, 5.00%, 12/01/34	475	583,970
Series D, 5.00%, 12/01/25	435	511,825
Series F, 5.00%, 12/01/22	455	481,868
Series F, 5.00%, 12/01/23	310	341,220
Series F, 5.00%, 12/01/24	340	387,682
Series G, 5.00%, 12/01/34	315	387,264
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/41	1,870	2,057,598
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/42	430	511,657
Chicago O’Hare International Airport, Refunding RB
Series B, AMT, 4.00%, 01/01/29	1,600	1,626,080
Series A, Senior Lien, 4.00%, 01/01/37	675	812,997
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(c)	10,900	11,079,741
City of Chicago Illinois Special Assessment Revenue, SAB, 6.75%, 12/01/32	1,429	1,432,515
City of Chicago Illinois Wastewater Transmission Revenue, RB, 2nd Lien, 5.00%, 01/01/42	3,530	3,585,209

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, 5.00%, 11/01/42	$1,000	$1,054,920
Cook County Community College District No. 508, GO 5.50%, 12/01/38	3,075	3,360,575
5.25%, 12/01/43	2,935	3,181,364
County of Will Illinois, GO, 5.00%, 11/15/25(c)	600	717,594
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/37	820	948,986
Series A, 6.00%, 08/15/41	1,885	1,888,695
Series A, 5.00%, 02/15/47	240	271,022
Series A, 5.00%, 02/15/50	130	146,158
Illinois Finance Authority, Refunding RB 4.00%, 03/01/35	1,290	1,473,103
Series A, 5.00%, 11/15/45	1,205	1,407,790
Series C, 5.00%, 02/15/41	555	667,782
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	2,980	3,479,031
Series A, 5.00%, 01/01/45	930	1,202,304
Series C, 5.00%, 01/01/37	2,000	2,300,780
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	2,370	2,844,332
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,550	2,952,645
Metropolitan Pier & Exposition Authority, Refunding RB, CAB(d)
Series B, (AGM), 0.00%, 06/15/43	3,765	2,291,793
Series B, (AGM), 0.00%, 06/15/47	22,775	12,227,214
State of Illinois, GO
5.25%, 02/01/31	1,485	1,651,513
5.25%, 02/01/32	2,365	2,628,319
5.50%, 07/01/33	3,000	3,251,910
5.50%, 07/01/38	695	750,600
5.00%, 02/01/39	1,910	2,092,443
5.50%, 05/01/39	795	1,041,744
Series A, 5.00%, 04/01/38	4,545	4,799,611
Series D, 5.00%, 11/01/24	7,730	8,860,976
Series D, 5.00%, 11/01/28	900	1,111,554
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	90	111,787
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,225	1,365,385
Upper Illinois River Valley Development Authority, Refunding RB, 5.00%, 01/01/55(a)	390	417,998

		108,476,024

Indiana — 1.7%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34.	975	1,077,892
AMT, 7.00%, 01/01/44	2,355	2,606,632
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	3,935	3,967,778
Series A, AMT, 5.00%, 07/01/40	565	607,844
Series A, AMT, 5.00%, 07/01/44	535	573,531
Series A, AMT, 5.00%, 07/01/48	1,770	1,906,378
Series A, AMT, 5.25%, 01/01/51	500	541,920
Indianapolis Local Public Improvement Bond Bank, RB
Series A, 5.00%, 01/15/40	1,520	1,621,582
Series F, 5.25%, 02/01/36	3,055	3,065,509

		15,969,066

Iowa — 0.9%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48 .	1,900	2,224,273

4

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa (continued)
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	$1,260	$1,388,634
Series B, 5.25%, 12/01/50(f)	2,445	2,691,089
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	1,715	1,791,146

		8,095,142

Kansas — 0.1%
Seward County Unified School District No.480 Liberal, Refunding GO, 5.00%, 09/01/39	720	757,886

Kentucky — 1.1%
County of Boyle Kentucky, Refunding RB, 5.00%, 06/01/37	2,500	3,030,050
Kentucky Economic Development Finance Authority, RB(c)
Series A, 5.25%, 01/01/23	1,230	1,319,150
Series A, 5.38%, 01/01/23	1,830	1,965,878
Kentucky Public Transportation Infrastructure Authority, RB, CAB(b)
Series C, Convertible, 6.45%, 07/01/34	500	624,000
Series C, Convertible, 6.60%, 07/01/39	830	1,026,212
Series C, Convertible, 6.75%, 07/01/43	1,770	2,188,481

		10,153,771

Louisiana — 1.0%
City of Alexandria Louisiana Utilities Revenue, RB, 5.00%, 05/01/24(c)	860	974,535
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,685,430
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/47	1,635	1,931,262
Parish of St. John the Baptist Louisiana, Refunding RB, Sub-Series B-1, 2.38%, 06/01/37(f)	650	686,211
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/31	375	375,821
Series A, 5.25%, 05/15/32	1,320	1,367,520
Series A, 5.25%, 05/15/33	1,430	1,481,280
Series A, 5.25%, 05/15/35	605	652,747

		9,154,806

Maine — 0.0%
Maine State Housing Authority, RB, S/F Housing, Series C, 3.95%, 11/15/43	335	371,733

Maryland — 1.5%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	170	176,800
5.25%, 07/01/44	170	175,430
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	1,430	1,719,017
Maryland Health & Higher Educational Facilities Authority, RB
Series 2017, 5.00%, 12/01/46	305	373,521
Series A, 5.00%, 05/15/42	1,760	2,154,926
Series B, 4.00%, 04/15/45	795	937,679

Security	Par (000)	Value

Maryland (continued)
Maryland Stadium Authority, RB, (NPFGC), 5.00%, 05/01/34	$2,700	$3,386,178
Maryland State Transportation Authority, Refunding RB, Series A, 2.50%, 07/01/47	4,915	5,034,779

		13,958,330

Massachusetts — 2.5%
Massachusetts Development Finance Agency, RB 5.00%, 01/01/48	1,115	1,336,339
5.00%, 10/01/48	830	957,090
Series A, 5.25%, 01/01/42	1,110	1,349,660
Series A, 5.00%, 01/01/47	1,570	1,861,690
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	1,140	1,297,525
5.00%, 04/15/40	400	438,128
5.00%, 09/01/43	750	913,732
Series A, 5.00%, 10/01/35	500	603,105
Series A, 5.00%, 01/01/40	435	529,404
Series A, 5.00%, 10/01/43	750	884,925
Series A, 4.00%, 06/01/49	225	257,879
Series P, 5.45%, 05/15/59	2,010	2,668,637
Massachusetts Educational Financing Authority, RB
Series B, AMT, 2.63%, 07/01/36	475	511,086
AMT, Subordinate, 3.75%, 07/01/47	1,865	1,987,102
Massachusetts Educational Financing Authority, Refunding RB
Series A, AMT, 3.63%, 07/01/32	1,025	1,083,384
Series B, AMT, 3.63%, 07/01/34	485	516,549
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.80%, 12/01/43	160	176,483
Series A, 3.85%, 06/01/46	205	223,132
Series C-1, 3.15%, 12/01/49	400	417,560
Series C-1, 3.25%, 12/01/54	1,475	1,542,614
Series D-1, 2.55%, 12/01/50	420	421,856
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	3,100	3,991,653

		23,969,533

Michigan — 3.1%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(c)	5,320	5,571,210
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,021
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47	1,170	1,353,046
Michigan Finance Authority, RB
Series S, 5.00%, 11/01/44	1,555	1,826,161
Series C-2, AMT, Senior Lien, 5.00%, 07/01/22(c)	240	250,366
Series C-1, Senior Lien, 5.00%, 07/01/22(c)	455	475,420
Michigan Finance Authority, Refunding RB 5.00%, 11/15/41	5,560	6,702,135
4.00%, 11/15/46	570	642,299
Series A, 4.00%, 12/01/49	590	696,814
Michigan State Hospital Finance Authority, Refunding RB 5.00%, 11/15/47	215	275,544

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State Hospital Finance Authority, Refunding RB (continued)
Series C, 4.00%, 06/01/22(c)	$2,100	$2,168,271
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 3.80%, 10/01/38	1,690	1,880,091
Series A, 4.15%, 10/01/53	940	1,022,147
Series A, 2.70%, 10/01/56	2,655	2,669,576
Michigan State Housing Development Authority, RB, S/F Housing, Series A, 4.00%, 06/01/49	225	237,316
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	730	922,282
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	1,795	2,185,718

		28,883,417

Minnesota — 1.2%
City of Maple Grove Minnesota, Refunding RB, 4.00%, 05/01/37	880	1,012,211
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	560	700,784
City of Otsego Minnesota, Refunding RB, Series A, 5.00%, 09/01/44	425	454,465
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,080	1,216,156
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	3,800	4,372,128
Series A, 5.25%, 02/15/53	1,500	1,862,805
Series A, 5.25%, 02/15/58	520	645,819
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	575	666,184
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Sub Series D, AMT, 5.00%, 01/01/41	290	350,021
Minnesota Higher Education Facilities Authority, RB, Series 8-K, 4.00%, 03/01/43	385	428,771

		11,709,344

Mississippi — 1.0%
County of Warren Mississippi, RB, Series A, 5.38%, 12/01/35	400	406,280
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	3,595	4,078,779
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/23(c)	2,000	2,206,520
State of Mississippi, RB
Series A, 5.00%, 10/15/37	330	411,692
Series A, 4.00%, 10/15/38	1,650	1,917,465

		9,020,736

Missouri — 1.3%
Health & Educational Facilities Authority of the State of Missouri, RB
5.25%, 10/01/21(c)	500	504,190
4.13%, 02/15/43	300	305,496
4.00%, 06/01/53	2,075	2,441,839
Series A, 5.00%, 10/01/23(c)	500	553,255
Series A, 5.00%, 06/01/42	540	659,956
Series C-2, 5.00%, 10/01/34	1,000	1,098,130
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.50%, 05/01/43	305	330,507

Security	Par (000)	Value

Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, Refunding RB (continued)
Series A, 4.00%, 07/01/46	$1,670	$2,017,243
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	615	711,488
Missouri Development Finance Board, RB, Series B, 5.00%, 11/01/41	900	910,071
Missouri Housing Development Commission, RB, S/F Housing
(FHLMC, FNMA, GNMA), 2.35%, 11/01/46	1,180	1,194,349
(FHLMC, FNMA, GNMA), 2.40%, 11/01/51	1,230	1,239,852

		11,966,376

Montana — 0.0%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	85	90,701
Series B-2, 3.60%, 12/01/47	135	142,804

		233,505

Nebraska — 0.3%
Central Plains Energy Project, RB
5.25%, 09/01/37	575	605,251
5.00%, 09/01/42	600	629,898
Douglas County Hospital Authority No.3, Refunding RB, 5.00%, 11/01/45	400	468,800
Nebraska Public Power District, Refunding RB
Series A, 5.00%, 01/01/32	250	254,955
Series A, 4.00%, 01/01/44	400	405,045

		2,363,949

Nevada — 1.2%
City of Carson City Nevada, Refunding RB, 5.00%, 09/01/42	650	791,811
City of Las Vegas Nevada Special Improvement District No.809, SAB, 5.65%, 06/01/23	230	233,758
City of Reno Nevada, Refunding RB
Series A-1, (AGM), 4.00%, 06/01/43	1,570	1,771,729
Series A-1, (AGM), 4.00%, 06/01/46	1,250	1,403,750
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 4.25%, 07/01/36	1,000	1,106,770
County of Clark Nevada, GO
Series A, 5.00%, 06/01/36	1,205	1,513,745
Series A, 5.00%, 06/01/37	3,000	3,759,360
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	285	337,469
5.00%, 07/01/45	350	408,597
5.00%, 07/01/51	380	438,949

		11,765,938

New Hampshire — 0.5%
New Hampshire Business Finance Authority, Refunding RB(a)
Series A, 3.63%, 07/01/43(f)	430	456,866
Series B, 4.63%, 11/01/42	2,095	2,202,306
Series B, AMT, 3.75%, 07/01/45(f)	395	417,748
Series C, AMT, 4.88%, 11/01/42	1,140	1,203,692
New Hampshire Housing Finance Authority, RB, M/F Housing, (FHA), 4.00%, 07/01/52	800	869,544

		5,150,156

New Jersey — 10.5%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,265	1,416,180

6

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Casino Reinvestment Development Authority, Inc., Refunding RB (continued)
5.25%, 11/01/44	$1,885	$2,087,449
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	1,195	1,435,816
New Jersey Economic Development Authority, RB
5.00%, 06/15/36	460	586,215
4.00%, 11/01/38	370	429,403
4.00%, 11/01/39	295	341,200
5.00%, 06/15/49	1,670	2,073,522
Series A, 5.00%, 06/15/47	2,500	3,037,950
Series B, 4.50%, 06/15/40	1,270	1,534,173
Series EEE, 5.00%, 06/15/43	160	198,754
Series EEE, 5.00%, 06/15/48	2,705	3,342,731
Series LLL, 5.00%, 06/15/34	365	467,131
Series UU, 5.00%, 06/15/24(c)	80	91,078
Series UU, 5.00%, 06/15/40	345	384,530
Series WW, 5.00%, 06/15/36	210	243,541
AMT, 5.13%, 09/15/23	1,895	2,005,649
AMT, (AGM), 5.00%, 01/01/31	790	865,848
AMT, (AGM), 5.13%, 07/01/42	200	218,444
AMT, 5.38%, 01/01/43	3,000	3,296,970
Series B, AMT, 5.63%, 11/15/30	660	743,266
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,060	1,250,588
New Jersey Economic Development Authority, Refunding SAB 6.50%, 04/01/28	5,000	5,529,700
5.75%, 04/01/31	2,675	2,869,954
New Jersey Educational Facilities Authority, Refunding RB, Series A, 5.00%, 07/01/42	1,450	1,769,725
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/47	300	342,255
New Jersey Health Care Facilities Financing Authority, Refunding RB 5.00%, 10/01/37	685	826,302
Series A, 5.00%, 07/01/25	500	522,195
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	680	744,144
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	1,255	1,364,800
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/46	2,070	2,566,075
Series AA, 4.13%, 06/15/39	1,040	1,222,957
Series AA, 5.50%, 06/15/39	3,510	3,829,621
Series AA, 5.00%, 06/15/44	1,835	1,999,828
Series AA, 5.00%, 06/15/45	1,325	1,577,406
Series AA, 5.00%, 06/15/46	400	456,168
Series AA, 3.00%, 06/15/50	130	139,064
Series BB, 4.00%, 06/15/50	1,980	2,271,238
Series BB, 5.00%, 06/15/50	3,720	4,578,129
Series S, 5.25%, 06/15/43	2,810	3,575,894
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	1,000	743,990
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	510	596,593
Series A, 5.00%, 12/15/32	1,600	2,015,136
Series A, 5.00%, 12/15/36	720	898,128

Security	Par (000)	Value

New Jersey (continued)
New Jersey Turnpike Authority, RB
Series A, 5.00%, 07/01/22(c)	$1,835	$1,917,091
Series A, 4.00%, 01/01/42	845	1,023,692
Series A, 4.00%, 01/01/48	270	315,139
Series E, 5.00%, 01/01/45	4,450	5,086,483
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/35	625	749,406
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	275	320,045
State of New Jersey, GO
Series A, 4.00%, 06/01/31	925	1,175,814
Series A, 3.00%, 06/01/32	935	1,084,591
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,340	1,681,110
Series A, 4.00%, 06/01/37	500	585,815
Series A, 5.25%, 06/01/46	4,955	6,083,749
Sub-Series B, 5.00%, 06/01/46	10,110	12,108,848

		98,621,523

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44.	200	224,850
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	450	522,410

		747,260

New York — 9.2%
City of New York, GO, Series C, 5.00%, 08/01/42	805	1,046,870
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	3,585	3,610,848
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47	815	818,668
Metropolitan Transportation Authority, RB
Series A, 5.25%, 11/15/21(c)	1,565	1,587,849
Series A-1, 5.25%, 11/15/39	1,000	1,099,370
Series B, 5.25%, 11/15/38	2,970	3,341,725
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	1,950	2,419,521
Series C-1, 5.00%, 11/15/50	370	459,977
Series C-1, 5.25%, 11/15/55	1,040	1,313,062
Series C-1, 5.00%, 11/15/56	2,670	3,169,397
Series C-1, 5.25%, 11/15/56	10	12,049
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	1,000	1,182,930
Series A, 4.00%, 07/01/50	770	912,073
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	1,505	1,558,984
Series F-1, (FHA), 2.40%, 11/01/46	7,050	7,087,929
Series F-1, (FHA), 2.50%, 11/01/51	4,860	4,923,666
Series I-1, (FHA 542 (C)), 2.55%, 11/01/45	1,200	1,221,528
Series I-1, (FHA 542 (C)), 2.65%, 11/01/50	3,205	3,281,151
Series I-1, (FHA 542 (C)), 2.70%, 11/01/55	950	967,698
New York City Industrial Development Agency, Refunding RB
(AGM), 3.00%, 03/01/49	775	832,397
3.00%, 03/01/49	605	632,364
Series A, Class A, (AGM), 3.00%, 01/01/37	155	171,545
Series A, Class A, (AGM), 3.00%, 01/01/39	155	170,849
Series A, Class A, (AGM), 3.00%, 01/01/40	110	121,024

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series E-1, 5.00%, 02/01/42	$1,050	$1,074,727
Series C, Subordinate, 4.00%, 05/01/45	1,615	1,936,498
Sub-Series C-1, Subordinate, 4.00%, 05/01/40	310	377,772
New York City Water & Sewer System, Refunding RB, Series CC, 5.00%, 06/15/47	1,000	1,083,600
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,410	1,411,706
Series A, 6.25%, 06/01/41(a)	3,200	3,245,856
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/45	500	547,395
New York Liberty Development Corp., Refunding RB(a)
Series 1, Class 1, 5.00%, 11/15/44	6,005	6,635,285
Series 2, Class 2, 5.15%, 11/15/34	420	473,122
Series 2, Class 2, 5.38%, 11/15/40	1,450	1,638,108
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	670	799,136
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	1,305	1,645,905
New York State Housing Finance Agency, RB, M/F Housing
Series L-1, (SONYMA), 2.50%, 11/01/45	1,605	1,640,888
Series L-1, (SONYMA), 2.60%, 11/01/50	810	827,545
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 3.00%, 01/01/46	900	970,488
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/49	5,700	6,732,783
Series A, 3.00%, 03/15/50	930	997,797
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	640	828,602
AMT, 5.00%, 10/01/40	1,825	2,333,372
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 4.00%, 07/15/41	1,075	1,292,408
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 211, 3.75%, 10/01/43	1,190	1,284,676
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	710	848,031
Series A, 5.00%, 11/15/54	610	786,241
Series A, 5.00%, 11/15/56	2,480	3,228,563
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	535	625,506
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	467	521,338
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	365	403,343

		86,134,165

North Carolina — 0.9%
County of Union North Carolina Enterprise System Revenue, RB, 3.00%, 06/01/51	5,740	6,303,898
North Carolina Medical Care Commission, RB 4.00%, 11/01/52	400	471,040
Series A, 4.00%, 10/01/50	115	129,377
Series A, 5.00%, 10/01/50	305	368,541
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	550	885,197

		8,158,053

Security	Par (000)	Value

North Dakota — 0.1%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	$695	$860,876

Ohio — 3.6%
Buckeye Tobacco Settlement Financing Authority,
Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	210	251,870
Series A-2, Class 1, 4.00%, 06/01/38	210	251,103
Series A-2, Class 1, 4.00%, 06/01/39	210	250,215
Series A-2, Class 1, 3.00%, 06/01/48	1,505	1,605,158
Series A-2, Class 1, 4.00%, 06/01/48	550	642,543
Series B-2, Class 2, 5.00%, 06/01/55	10,715	12,572,767
City of Dayton Ohio Airport Revenue, Refunding RB, Series A, AMT, (AGM), 4.00%, 12/01/32	2,000	2,051,940
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	290	354,977
Series A, 6.13%, 07/01/22(c)	50	52,753
Series A, 6.13%, 07/01/40	770	803,972
Series A, 4.00%, 12/01/49	365	430,072
County of Hamilton Ohio, Refunding RB
4.00%, 08/15/50	1,085	1,287,754
Series A, 3.75%, 08/15/50	755	865,298
County of Montgomery Ohio, Refunding RB 4.00%, 11/15/42	655	754,501
4.00%, 08/01/51	810	959,340
Northwest Local School District/Hamilton & Butler Counties, GO, 4.00%, 12/01/50	1,135	1,208,139
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	1,335	1,571,255
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	90	98,237
Ohio Turnpike & Infrastructure Commission, RB,
Series A-1, Junior Lien, 5.25%, 02/15/31	2,470	2,663,648
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,000	1,104,650
State of Ohio, Refunding RB
Series A, 5.00%, 01/15/41	1,500	1,530,735
Series A, 4.00%, 01/15/50	2,250	2,607,345

		33,918,272

Oklahoma — 0.8%
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	841,666
Oklahoma Development Finance Authority, RB
Series B, 5.25%, 08/15/48	1,460	1,788,996
Series B, 5.50%, 08/15/57	625	775,563
Oklahoma State University, RB, Series A, 4.00%, 09/01/46	500	612,680
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	1,780	2,049,011
Series C, 4.00%, 01/01/42	1,420	1,639,816

		7,707,732

Oregon — 1.0%
Clackamas County School District No.12 North
Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	510	292,414
Medford Hospital Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/50	1,210	1,422,524
Multnomah & Clackamas Counties School District No.10JT Gresham-Barlow, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	530	335,835

8

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Oregon Health & Science University, RB
Series A, 4.00%, 07/01/37	$675	$785,835
Series A, 5.00%, 07/01/42	600	739,752
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	1,475	1,694,303
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	1,290	1,631,205
Salem-Keizer School District No.24J, GO, CAB, Series A, (GTD), 0.00%, 06/15/40(d)	1,980	1,283,535
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	150	156,753
Warm Springs Reservation Confederated Tribe, Refunding RB, Series B, 5.00%, 11/01/39(a)	650	781,488

		9,123,644

Pennsylvania — 4.9%
Altoona Area School District, GO, (BAM SAW), 5.00%, 12/01/36	110	129,598
Bristol Township School District, GO, (SAW), 5.25%, 06/01/37	2,500	2,722,575
Bucks County Industrial Development Authority, RB, 4.00%, 08/15/50	1,305	1,488,078
Commonwealth Financing Authority, RB
5.00%, 06/01/33	335	421,490
5.00%, 06/01/34	750	941,888
(AGM), 4.00%, 06/01/39	1,365	1,576,111
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	420	488,922
Delaware River Port Authority, RB, 4.50%, 01/01/32	1,500	1,649,385
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	795	825,926
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/49	950	1,124,344
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	715	818,975
Series A, 5.00%, 09/01/43	905	1,115,675
Series A, 5.00%, 09/01/48	980	1,201,088
Series A, 4.00%, 09/01/49	1,380	1,546,663
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 4.00%, 04/15/50	470	551,357
AMT, 5.00%, 12/31/38	390	462,879
AMT, 5.00%, 06/30/42	2,455	2,856,613
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,905	2,036,197
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	100	100,018
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	1,680	1,974,168
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 125B, AMT, 3.65%, 10/01/42	1,000	1,084,510
Series 128B, AMT, 3.85%, 04/01/38	965	1,074,856
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 119, AMT, 3.50%, 10/01/36	1,150	1,206,062
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/44	1,380	1,577,492
Series C, 5.00%, 12/01/23(c)	1,305	1,452,361
Series C, 5.00%, 12/01/43	415	457,865

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB (continued)
Sub-Series B-1, 5.25%, 06/01/47	$1,170	$1,446,015
Series A, Subordinate, 5.00%, 12/01/44	2,080	2,638,542
Series A, Subordinate, 4.00%, 12/01/49	1,075	1,246,828
Series A, Subordinate, 4.00%, 12/01/50	610	720,599
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, 5.00%, 12/01/41	1,250	1,547,000
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/45	1,250	1,518,625
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/40	865	1,083,231
(SAW), 5.00%, 03/01/43	590	736,892
Swarthmore Borough Authority, RB, 5.00%, 09/15/48	1,900	2,418,016
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	1,290	1,590,583

		45,831,427

Puerto Rico — 5.5%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	1,115	1,142,529
5.63%, 05/15/43	1,200	1,213,968
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	4,505	4,665,243
Series A, Senior Lien, 5.13%, 07/01/37	1,270	1,313,637
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	9,061	10,423,321
Series A-1, Restructured, 5.00%, 07/01/58	17,440	20,319,867
Series A-2, Restructured, 4.33%, 07/01/40	2,508	2,848,712
Series A-2, Restructured, 4.78%, 07/01/58	2,097	2,411,131
Series B-1, Restructured, 4.75%, 07/01/53	425	488,899
Series B-2, Restructured, 4.78%, 07/01/58	412	473,969
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	18,474	6,171,794
Series A-1, Restructured, 0.00%, 07/01/51	1,442	350,103

		51,823,173

Rhode Island — 1.9%
Rhode Island Health and Educational Building Corp., Refunding RB, Series A, (AGM, GTD), 3.75%, 05/15/32	1,155	1,337,386
Rhode Island Housing and Mortgage Finance Corp., RB, M/F Housing, Series 3-B, (FHA INS), 4.13%, 10/01/49	480	499,090
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	945	1,027,054
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,000	1,148,510
Series A, 5.00%, 06/01/40	2,050	2,320,108
Series B, 4.50%, 06/01/45	6,005	6,685,907
Series B, 5.00%, 06/01/50	4,500	5,152,140

		18,170,195

South Carolina — 4.3%
Charleston County Airport District, ARB
Series A, AMT, 5.50%, 07/01/38	1,000	1,093,410
Series A, AMT, 6.00%, 07/01/38	1,695	1,869,415
Series A, AMT, 5.50%, 07/01/41	1,000	1,091,840
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	357,097

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
County of Berkeley South Carolina, SAB (continued)
4.38%, 11/01/49	$470	$530,141
County of Charleston South Carolina, ARB, 5.25%, 12/01/38	3,705	4,124,665
South Carolina Jobs-Economic Development Authority, RB 5.00%, 01/01/40(a)	485	530,910
5.00%, 04/01/44	200	230,484
4.00%, 04/01/49	200	216,936
5.00%, 04/01/49	270	306,404
4.00%, 04/01/54	210	227,344
5.00%, 04/01/54	490	554,592
5.00%, 01/01/55(a)	845	901,108
South Carolina Jobs-Economic Development Authority, Refunding RB 5.00%, 02/01/38	2,875	3,418,605
Series A, 5.00%, 05/01/43	1,680	2,070,919
Series A, 4.25%, 05/01/48	1,445	1,673,613
Series A, 5.00%, 05/01/48	3,030	3,705,296
South Carolina Ports Authority, ARB
AMT, 5.25%, 07/01/25(c)	1,650	1,960,045
AMT, 5.00%, 07/01/55	710	852,866
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	4,450	5,018,087
Series E, 5.00%, 12/01/48	440	484,832
Series E, 5.50%, 12/01/53	2,500	2,765,575
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/36	175	208,961
Series A, 5.00%, 12/01/50	1,035	1,180,066
Series E, 5.25%, 12/01/55	4,685	5,478,077

		40,851,288

South Dakota — 0.2%
City of Rapid City South Dakota Sales Tax Revenue, RB, 4.00%, 12/01/26(c)	740	846,774
South Dakota Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 09/01/50	705	827,064

		1,673,838

Tennessee — 1.6%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(c)	3,650	3,913,749
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	115	134,392
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	981,129
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	375	435,173
Johnson City Health & Educational Facilities Board, RB, Series A, 5.00%, 08/15/42	800	836,744
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	1,530	1,815,773
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB Series A, 4.00%, 10/01/49	230	260,498

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB (continued)
Series A, 5.25%, 10/01/58	$2,860	$3,514,854
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	2,500	2,895,425

		14,787,737

Texas — 6.2%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	65	62,842
Central Texas Regional Mobility Authority, RB, Series E, Senior Lien, 4.00%, 01/01/50	1,555	1,818,293
Central Texas Regional Mobility Authority, Refunding RB, Sub Lien, 5.00%, 01/01/23(c)	430	459,859
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/39	440	500,861
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/37	1,500	1,590,360
City of Beaumont Texas, GO, 5.25%, 03/01/23(c)	2,340	2,529,680
City of Houston Texas Airport System Revenue, RB, Series A, AMT, 6.63%, 07/15/38	225	225,893
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	130	154,898
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/37	1,175	1,483,990
Series A, AMT, 5.00%, 07/01/27	125	148,800
Sub-Series A, AMT, 4.00%, 07/01/47	690	805,865
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	850	1,070,762
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/21(c)	2,200	2,225,586
El Paso Independent School District, GO, (PSF), 4.00%, 08/15/43	890	1,044,032
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(c)	565	619,907
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(d)	11,690	5,300,714
Leander Independent School District, Refunding GO, CAB(d)
Series D, (PSF), 0.00%, 08/15/24(c)	370	219,144
Series D, (PSF), 0.00%, 08/15/35	3,630	2,145,366
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	2,240	2,442,429
Midland County Fresh Water Supply District No.1, RB, CAB(d)
Series A, 0.00%, 09/15/38	10,760	5,703,123
Series A, 0.00%, 09/15/40	2,525	1,174,579
Series A, 0.00%, 09/15/41	1,395	615,614
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 04/01/25(c)	145	169,937
Series A, 5.00%, 08/15/50(a)	455	496,896
North Texas Tollway Authority, RB, Series A, 5.50%, 09/01/21(c)	3,150	3,163,387
North Texas Tollway Authority, RB, CAB, Series B, 0.00%, 09/01/31(c)(d)	2,415	1,332,186

10

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, Refunding RB 4.25%, 01/01/49	$3,165	$3,731,377
Series A, 5.00%, 01/01/48	1,060	1,297,398
Red River Education Finance Corp., RB, 5.25%, 03/15/23(c)	1,820	1,971,970
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	1,355	1,402,710
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	945	1,175,589
Tarrant County Cultural Education Facilities Finance Corp., RB
Series B, 5.00%, 07/01/35	1,500	1,887,150
Series B, 5.00%, 07/01/48	3,330	4,102,726
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	278,636
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	185	207,228
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	1,095	1,354,964
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	1,085	1,274,658
Texas Transportation Commission, RB, CAB(d) 0.00%, 08/01/35	270	166,595
0.00%, 08/01/36	145	85,116
0.00%, 08/01/37	195	108,785
0.00%, 08/01/38	200	106,250
0.00%, 08/01/39	1,000	505,420
0.00%, 08/01/43	795	325,990
0.00%, 08/01/44	870	337,325
0.00%, 08/01/45	1,135	417,510

		58,242,400

Utah — 0.5%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/43	530	648,020
Series A, AMT, 5.00%, 07/01/47	665	798,086
Series A, AMT, 5.00%, 07/01/48	640	776,813
County of Utah, RB
Series A, 4.00%, 05/15/43	155	185,688
Series A, 3.00%, 05/15/50	710	763,584
Utah Charter School Finance Authority, RB
(UT), 5.00%, 10/15/48	360	420,689
Series A, 5.00%, 06/15/39(a)	200	219,820
Utah Charter School Finance Authority, Refunding RB
5.00%, 06/15/40(a)	150	176,949
(UT), 4.00%, 04/15/42	400	431,532
5.00%, 06/15/55(a)	385	440,448

		4,861,629

Vermont — 0.3%
University of Vermont and State Agricultural College, Refunding RB 4.00%, 10/01/37	500	554,500
5.00%, 10/01/43	1,470	1,824,667
Vermont Student Assistance Corp., RB, Series A, AMT, 4.13%, 06/15/30	295	313,408

		2,692,575

Virginia — 1.6%
Ballston Quarter Community Development Authority, TA, Series A, 5.38%, 03/01/36	490	499,888

Security	Par (000)	Value

Virginia (continued)
Hanover County Economic Development Authority, Refunding RB, Series A, 5.00%, 07/01/47	$970	$990,351
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/45	160	178,627
Lexington Industrial Development Authority, RB, 5.00%, 01/01/22(c)	940	959,007
Virginia Beach Development Authority, Refunding RB 5.00%, 09/01/44	585	672,452
4.00%, 09/01/48	375	408,491
Virginia Housing Development Authority, RB, M/F Housing
Series 1, (FHLMC, FNMA, GNMA), 2.55%, 11/01/50	840	848,190
Series B, 4.00%, 06/01/53	385	419,280
Series D, 3.90%, 10/01/48	1,430	1,567,895
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 01/01/48(a)(f)	470	497,420
AMT, 5.00%, 12/31/52	2,330	2,811,890
AMT, Senior Lien, 5.25%, 01/01/32	950	992,313
AMT, Senior Lien, 6.00%, 01/01/37	3,900	4,097,730

		14,943,534

Washington — 2.2%
Grant County Public Utility District No.2 Priest Rapids Hydroelectric Project, Refunding RB, Series A, 5.00%, 01/01/26(c)	1,555	1,873,277
King County Housing Authority, Refunding RB, 3.00%, 06/01/40	440	476,142
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,470	1,752,505
Series C, AMT, 5.00%, 04/01/40	930	1,049,700
Series C, AMT, Intermediate Lien, 5.00%, 05/01/37	1,450	1,764,940
State of Washington, COP
Series B, 5.00%, 07/01/36	1,000	1,251,740
Series B, 5.00%, 07/01/37	3,910	4,891,605
Series B, 5.00%, 07/01/38	650	812,714
State of Washington, GO, Series C, 5.00%, 02/01/36	1,300	1,640,158
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(c)	2,820	3,045,036
Washington Health Care Facilities Authority, Refunding RB 5.00%, 09/01/55	285	362,053
Series A, 4.00%, 08/01/44	250	291,313
Washington State Housing Finance Commission, Refunding RB(a) 5.00%, 01/01/38	600	709,728
5.00%, 01/01/43	900	1,061,586

		20,982,497

West Virginia — 0.9%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	2,910	3,264,874
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	4,055	4,913,241

		8,178,115

Wisconsin — 1.2%
Public Finance Authority, RB
Series A, 4.00%, 11/15/37	100	117,555
Series A, 5.00%, 07/15/39(a)	100	114,526
Series A, 5.00%, 10/15/40(a)	425	477,675
Series A, 5.00%, 11/15/41	270	334,795
Series A, 5.00%, 07/15/49(a)	245	274,616

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 5.00%, 10/15/50(a)	$540	$596,138
Series A, 5.00%, 07/15/54(a)	115	128,005
Series A, 5.00%, 07/01/55(a)	300	330,714
Series A, 5.00%, 10/15/55(a)	560	614,835
Series A-1, 4.50%, 01/01/35(a)	230	264,341
Series A-1, 5.00%, 01/01/55(a)	305	351,351
Series B, 5.00%, 06/01/49	320	383,712
Public Finance Authority, Refunding RB 5.00%, 09/01/49(a)	165	178,921
5.00%, 09/01/54(a)	130	141,064
Series A, 4.00%, 10/01/49	2,000	2,308,220
Series A, 5.00%, 11/15/49	335	403,591
AMT, 4.00%, 08/01/35	280	285,102
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	2,005	2,556,756
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 3.15%, 11/01/44	480	508,795
Series A, 4.45%, 05/01/57	575	634,231
WPPI Energy, Refunding RB, Series A, 5.00%, 07/01/37	665	750,014

		11,754,957

Wyoming — 0.0%
Wyoming Municipal Power Agency, Inc., Refunding RB, Series A, (BAM), 5.00%, 01/01/27(c)	330	410,520

Total Municipal Bonds — 117.9% (Cost: $977,733,254)		1,109,837,902

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Arizona — 0.1%
Maricopa County Industrial Development Authority, RB,
Series A, 4.00%, 01/01/41	915	1,062,278

California — 3.2%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(j)	3,896	4,501,692
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42(j)	1,451	1,822,680
Sacramento Area Flood Control Agency, Refunding SAB 5.00%, 10/01/47	8,384	10,110,292
Series A, 5.00%, 10/01/43	2,775	3,352,394
San Marcos Unified School District, GO, Series A, 5.25%, 08/01/21	10,680	10,680,000

		30,467,058

Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB(j)
Series A, AMT, 5.25%, 12/01/43	1,901	2,390,482
Series A, AMT, 5.25%, 12/01/48	1,664	2,087,929
Colorado Health Facilities Authority, Refunding RB(j)
Series A, 5.00%, 08/01/44	1,950	2,454,641

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, Refunding RB(j) (continued)
Series A, 4.00%, 08/01/49	$2,490	$2,874,605
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	4,650	5,193,818

		15,001,475

Connecticut — 0.7%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	5,687	6,782,772

District of Columbia — 0.7%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	1,300	1,480,791
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, (AGM), 4.00%, 10/01/53	1,299	1,523,815
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	2,992	3,664,642

		6,669,248

Florida — 1.3%
City Of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	1,290	1,594,930
City of Tampa Florida, RB, Series A, 4.00%, 11/15/46	1,932	2,177,297
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	2,350	2,698,858
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(j)	1,771	2,069,388
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(j)	3,543	4,111,041

		12,651,514

Georgia — 0.7%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	3,647	4,228,722
Georgia Housing & Finance Authority, Refunding RB
Series A, 3.60%, 12/01/44	1,042	1,143,451
Series A, 3.70%, 06/01/49	1,051	1,160,096

		6,532,269

Idaho — 0.2%
Idaho State Building Authority, RB, Series A, 4.00%, 09/01/48	1,700	1,957,788

Illinois — 1.1%
City of Chicago IIllinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	480	481,632
Illinois Finance Authority, Refunding RB(j)
Series C, 4.00%, 02/15/27(c)	5	5,836
Series C, 4.00%, 02/15/41	2,033	2,326,557
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	825	963,312
Series B, 5.00%, 01/01/40	3,329	3,949,665
Series C, 5.00%, 01/01/38	2,252	2,589,286

		10,316,288

Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	1,455	1,632,321

12

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana — 0.9%
City of Shreveport Louisiana Water & Sewer Revenue, RB
Series B, Junior Lien, (AGM), 4.00%, 12/01/44	$2,043	$2,298,797
Series B, Junior Lien, (AGM), 4.00%, 12/01/49	4,105	4,618,196
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/41	1,245	1,399,791

		8,316,784

Maryland — 1.7%
City of Baltimore Maryland, RB
Series A, 5.00%, 07/01/46	3,014	3,653,440
Series A, 4.00%, 07/01/49	3,122	3,690,678
Maryland Stadium Authority, RB 5.00%, 05/01/42	1,740	2,165,517
5.00%, 05/01/47	4,894	6,102,512

		15,612,147

Massachusetts — 1.8%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	1,502	1,680,077
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/46	1,982	2,474,603
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	3,359	4,029,169
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A-1, (FHA), 3.10%, 06/01/60	1,111	1,146,656
Massachusetts School Building Authority, RB, Series B, 5.00%, 10/15/21(c)	7,713	7,789,449

		17,119,954

Michigan — 2.4%
Michigan Finance Authority, RB(j) 4.00%, 02/15/47	5,486	6,407,983
Series A, 4.00%, 02/15/44	1,912	2,235,291
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	5,670	6,667,466
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,337	2,574,115
Michigan State Housing Development Authority, RB, S/F Housing, Series C, 3.90%, 12/01/33	4,650	5,190,829

		23,075,684

Nevada — 0.3%
County of Clark Nevada, GO, Series A, 5.00%, 05/01/48	2,260	2,803,514

New York — 9.5%
City of New York, GO, Sub-Series-D1, Series D, 5.00%, 12/01/43(j)	2,620	3,319,619
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	3,990	4,399,055
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47(j)	1,757	1,764,760
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38.	2,970	3,335,191
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 4.00%, 07/15/42(j)	1,395	1,443,309
New York City Water & Sewer System, Refunding RB
Series BB, 5.25%, 12/15/21(c)	4,993	5,087,303
Series BB, 4.00%, 06/15/47	3,660	3,837,400
Series CC, 5.00%, 06/15/23(c)	2,820	3,066,196
Series CC, 5.00%, 06/15/47	3,181	3,458,047

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System, Refunding RB (continued)
Series FF, 5.00%, 06/15/45.	$3,019	$3,140,802
New York Liberty Development Corp., ARB, 5.25%, 12/15/43.	22,829	23,245,305
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(j)	12,111	12,287,478
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	947	1,129,950
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	4,317	5,068,831
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 03/15/31	1,560	1,568,970
Series B, Subordinate, 4.00%, 01/01/50	2,083	2,435,764
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	4,846	5,667,647
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	854	993,442
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,210	3,805,872

		89,054,941

North Carolina — 0.8%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(c)	5,550	6,622,038
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	777	857,675

		7,479,713

Pennsylvania — 2.4%
Commonwealth of Pennsylvania, GO(j)
1st Series, 4.00%, 03/01/36	1,559	1,839,926
1st Series, 4.00%, 03/01/38	3,650	4,280,428
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(j)	2,996	3,487,318
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38(j)	2,596	3,082,000
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,018	4,980,914
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B-2, (AGM), 5.00%, 06/01/35	1,640	2,028,647
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	2,533	2,961,953

		22,661,186

Rhode Island — 0.4%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(c)	1,140	1,188,085
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,982	2,269,766

		3,457,851

South Carolina — 0.2%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(j)	1,665	1,884,114

Texas — 5.6%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	3,842	4,024,362
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(c)	4,560	4,894,157

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Hidalgo Texas, GO, Series A, 4.00%, 08/15/43	$2,297	$2,676,351
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/48	2,999	3,544,077
Harris County Toll Road Authority, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	1,858	2,302,891
Houston Community College System, GO, 4.00%, 02/15/23(c)	4,394	4,657,374
Howe Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	1,095	1,250,556
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	1,504	1,542,234
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 5.00%, 11/01/21(c)	4,060	4,109,532
North Texas Tollway Authority, RB, Series A, 5.50%, 09/01/21(c)	2,310	2,319,818
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	3,794	3,927,759
San Antonio Water System, Refunding RB, Series C, Junior Lien, 5.00%, 05/15/46	1,515	1,836,362
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 05/15/23(c)	4,456	4,846,573
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	1,389	1,522,895
Series A, (GNMA), 3.00%, 09/01/45	905	956,502
Series A, (GNMA), 3.75%, 09/01/49	1,191	1,306,558
Series A, (GNMA), 3.00%, 03/01/50	905	956,502
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	5,020	5,979,071

		52,653,574

Virginia — 1.7%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47(j)	2,320	2,836,455
Hampton Roads Transportation Accountability Commission, RB
Series A, Senior Lien, 5.00%, 07/01/48	1,996	2,439,459
Series A, Senior Lien, 5.50%, 07/01/57(j)	1,338	1,677,591
Series A, Senior Lien, 4.00%, 07/01/60(j)	2,175	2,580,616
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	5,320	6,248,926

		15,783,047

Washington — 0.6%
Washington Health Care Facilities Authority, Refunding RB, Series B, 4.13%, 08/15/43	1,445	1,625,269
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	2,999	3,806,986

		5,432,255

West Virginia — 0.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(j)	1,511	1,758,725

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB 4.00%, 12/01/46	2,059	2,346,450

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB (continued)
4.00%, 12/15/49(j)	$2,140	$2,512,681
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 4.10%, 11/01/43	1,342	1,494,068
Series A, 4.30%, 11/01/53	1,395	1,535,016
Series A, 4.45%, 05/01/57	1,678	1,867,585

		9,755,800

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 39.3% (Cost: $341,961,998)		369,922,300

Total Long-Term Investments — 157.2% (Cost: $1,319,695,252)		1,479,760,202

	Shares

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	8,879,419	8,881,194

Total Short-Term Securities — 1.0% (Cost: $8,881,194)		8,881,194

Total Investments — 158.2% (Cost: $1,328,576,446)		1,488,641,396

Other Assets Less Liabilities — 0.9%		9,011,403

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.2)%		(208,578,237)

VMTP Shares at Liquidation Value — (36.9)%		(347,800,000)

Net Assets Applicable to Common Shares — 100.0%		$941,274,562

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 2, 2022 to November 15, 2051, is $37,462,369.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

14

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$7,843,901	$1,037,293	(a)	$—	$—	$—	$8,881,194	8,879,419	$159	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	108	09/21/21	$ 14,529	$(194,077)
U.S. Long Bond	80	09/21/21	13,198	(549,161)
5-Year U.S. Treasury Note	80	09/30/21	9,959	(85,478)

				$(828,716)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,109,837,902	$—	$1,109,837,902
Municipal Bonds Transferred to Tender Option Bond Trusts	—	369,922,300	—	369,922,300

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniHoldings Fund, Inc. (MHD)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$8,881,194	$—	$—	$8,881,194

	$8,881,194	$1,479,760,202	$—	$1,488,641,396

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(828,716)	$—	$—	$(828,716)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(208,545,272)	$—	$(208,545,272)
VMTP Shares at Liquidation Value	—	(347,800,000)	—	(347,800,000)

	$—	$(556,345,272)	$—	$(556,345,272)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

INS	Insured

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

16